NOTE 1 - FINANCIAL STATEMENT REVISION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) - Reconciliation of Derivative Liability (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 18, 2010	Sep. 30, 2012	Dec. 31, 2011
Value		$ 442,311	$ 160,659
Issuance of instruments		174,447	840,442
Decrease in Value	164,760	(162,014)	(40,030)
Reclassification		(139,816)	(518,760)
Value		$ 314,928	$ 442,311